Income Tax (Tables)	6 Months Ended
Apr. 30, 2026
Income Tax [Abstract]
Schedule of Net Taxable Losses Before Income Taxes and its Provision for Income Taxes

The net taxable losses before income taxes and its provision for income taxes comprised of the following:

	For six months ended
	April 30	April 30
	2026	2025
Loss attributed to China	(13,248,423)	(675,742)
PRC statutory tax rate	25%	25%
Income tax expense at statutory rate	(3,312,106)	(168,936)
Deferred tax assets not recognized	3,312,106	168,936
Income tax expense	-	-